Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of performance shares granted | $ / shares	$ 0
Holding period of restricted shares	Five years
Maximum number of matching shares	441,604	407,223	403,027
Maximum number of matching shares vesting period	Five years
Gold Fields Limited 2012 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options	14,833,390